Tax regulations	12 Months Ended
Dec. 31, 2024
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Tax regulations
Note 30. Tax regulations

A-	General
30.1 International tax reform pillar two model rules (“the model”)
On May 23, 2023, the IASB issued amendments to IAS 12 to apply the pillar two model rules published by the Organization for Economic
Co-operation
and Development (“OECD”), which establish that this model applies to multinational enterprises with revenue in excess of Euros 750 million in their consolidated financial statements, they must pay a global minimum tax of 15%.
The main IASB amendments are:
(i) A mandatory temporary exception to the deferred taxes accounting from the jurisdictional implementation of pillar two income taxes and;
(ii) Disclosure requirements for affected entities to help users of the financial information better understand an entity’s exposure to pillar
t
wo income taxes arising from that legislation, particularly before its effective date.
As of the date of these consolidated financial statements, the jurisdictions where the Company mainly operates—Argentina and Mexico—have not issued the requested regulations on this Model. However, the Group operates in other jurisdictions in which the rules related to the Model have already been published and are effective for the year beginning January 1, 2024.
Consequently, the Group assessed the Model’s potential income tax exposure based on the reports prepared by each country and the financial information reported by the subsidiaries and concluded that no impact should be recognized in the consolidated financial statements as of December 31, 2024.
The Group keeps track of the Model’s legislative changes and the regulations of the different countries to assess the potential impact that they may have on the Company’s consolidated cash flows, financial position, and profit or loss.

B-	Argentina
30.2 Income tax
General
As established by Law 27,630 issued in 2021, the applicable income tax rate for the Company, through its subsidiaries, is 35%.
On August 16, 2022, the AFIP issued General Resolution No. 5,248/2022 whereby it established one-time
payment towards income tax. For taxpayers whose tax assessed as of December 31, 2021, was equal to or higher than ARS 100,000,000 and which calculation base for the advance payments for the following tax period exceeded 0 (zero), the one-time
payment towards income tax will amount to 25% of such calculation base. Such amount was paid by the Company, through its subsidiary Vista Argentina,
in 3 equal and consecutive installments equivalents to 8,300 and computed as payment towards income tax for the year ended as of December 31, 2022.
On July 20, 2023, the AFIP (Administración Federal de Ingresos Públicos, currently denominated Agencia de Recaudación y Control Aduanero “ARCA” by Spanish Acronym) issued General Resolution No. 5,391/2023, which establishes a one-time
payment towards current income tax for taxpayers whose taxable income as of December 31, 2022, before computing prior-year net operating loss is equal to or higher than ARS 600,000,000, and who have not assessed income tax for that same period, this one-time
payment towards income tax amounts to 15% of such taxable income. As of December 31, 2023, the Company, through its subsidiary AFBN S.R.L., made payments towards income tax for 979.

On December 4, 2023, the AFIP issued General Resolution No. 5,453/2023, which establishes a one-time
payment towards current income tax, for taxpayers who extract hydrocarbons, manufacture oil refinery products, and generate thermal power whose taxable income as of December 31, 2022, before computing prior-year net operating loss, is equal to or higher than ARS 600,000,000, and who have not assessed income tax for that same period, this one-time
payment towards income tax amounts to 15% of such taxable income.
As of December 31, 2024 and 2023, the Company, through its subsidiary Vista Argentina, made payments towards income tax for 2,974 and 3,031, respectively.
Dividends
Law No. 27,541 on “Social Solidarity and Production Reactivation in the Context of a Public Emergency”, enacted through Presidential Decree No. 58/2019 suspended the increase in the established a rate by Law No. 27,430 set of 7% rates for the years beginning on or after January 1, 2021, currently in place.
Tax Inflation Adjustment
Law No. 27,468, issued in the year 2018, established that a third of the positive or negative adjustment for inflation applicable to the 3 first fiscal years beginning January 1, 2019, be distributed to the year in which the adjustment was determined and the remaining 2 thirds to the two subsequent tax periods.
However, the Law No. 27,541, issued in the year 2019, amended this distribution and established that a sixth of the positive or negative adjustment for the first and second year beginning January 1, 2019, be charged to the year in which the adjustment is determined and the remainder 5 sixths, in equal parts, to the 5 subsequent tax periods, whereas for years beginning January 1, 2021, 100% of the adjustment may be impute in the year in which it is determined.
On December 1, 2022, was published in the Official Bulletin Law No. 27,701, set forth the option to defer the tax adjustment for inflation for the first 2 fiscal years beginning as from January 1, 2022. Thus, a third of such adjustment may be distributed to the fiscal year in which the adjustment is assessed and the remaining 2 thirds, in equal parts, to the two subsequent fiscal years.
This alternative only applies to the companies’ promoting investments in property, plant and equipment for an amount equal to or higher than ARS 30,000,000 during each of the two fiscal periods subsequent to the computation of the first third. Failing to comply with this requirement will result in the forfeiture of the benefit.
For the year ended December 31, 2023, the Company, through its subsidiary Vista Argentina, applied the option mentioned above.
For the year ended December 31, 2024, and despite the disparity in the evolution of the IPC and the exchange rate throughout the period (Note 18.6.1.1), the Argentine Government did not establish a deferral mechanism for tax inflation adjustment, resulting in a significant increase in the income tax base.
30.3 Tax for an inclusive and solidary Argentina (“PAIS Tax”)
Law No. 27,541 issued in the year 2019, introduced a tax that is levied on the acquisition of foreign currency for 5 tax years at a 30% rate.

This tax may not be used as payment towards any other tax and is levied on the following cases: (i) purchase of bills and foreign currency for hoarding purposes; (ii) change in currency to pay the acquisitions of assets or services and contracts for works made abroad irrespective of the method of payment used; (iii) acquisition of services abroad purchased from travel and tourism agencies in Argentina; or (iv) acquisition of passenger transportation services to be used abroad.

On July 24, 2023, through Decree No. 377/2023, the PEN set forth that PAIS tax shall also be applied to the acquisition of foreign currency for the payments of imports of goods and services, at a 7.5% rate for imports of goods and freight, and at a 25% for imports of services. This tax extension does not apply to imports of goods related to power generation.
On December 13, 2023, through Decree No. 29/2023, the PEN increased the rates under PAIS tax applicable to the acquisition of foreign currency for the payment of imports of goods and freight to 17.50%.
On September 2, 2024, through Presidential Decree No. 777/2024, the Executive reduced to 7.50% the PAIS tax rate applicable to the acquisition of foreign currency for the payment of imports of goods and freight.
As of the date of these consolidated financial statements, the PAIS tax is no longer in effect, as its validity ended on December 22, 2024, in accordance with Law No. 27,541.

C-	Mexico
30.4 Income tax
On October 31, 2019, the Mexican government approved the tax reform. This reform includes the following:
(i) It limited the deductibility of net interest for the year, equal to the amount resulting from multiplying the taxpayer’s adjusted taxable profit by 30%. There is an exception with a cap of 20 million Mexican pesos for deductible interest at the group level in Mexico.
(ii) It amended the Mexican Tax Code (“CFF” by Spanish acronym) to add new circumstances by virtue of which partners, shareholders, directors, managers or any other person in charge of a company’s management are considered joint and severally liable.
(iii) the requirement to disclose “reportable schemes” by tax advisors or taxpayers. These schemes are defined as those that generate, or may generate, a tax benefit and include restructurings, transmission of NOLs, transfer of depreciated assets that may also be depreciated by the acquirer, the use of NOLs about to become statute-barred and abuse in the application of tax treaties with foreign residents, among others.
(iv) the considered an organized crime with the related criminal penalties.
The aforementioned reform is effective for fiscal years beginning on or after January 1, 2020.
The Company’s Management concluded that this reform had no major effects on the consolidated financial information as of December 31, 2024, 2023 and 2022.